Operating segment and geographic data - Concentration risk (Details) - Geographic concentration	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, net | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	19.00%	21.00%
Property, plant and equipment, net | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%	10.00%
Property, plant and equipment, net | Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	11.00%
Revenue | Excludes Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%